BORROWING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of long-term borrowings
The following is a summary of our long-term borrowings:
		Rate as of December 31,	December 31,
	Maturity	2015	2015	2014
			(in thousands)
Secured borrowings:
GE term loan	2019	4.00%	$180,000	$—
HUD mortgages assumed June 2010	—	—	—	120,665
HUD mortgages assumed October 2011	—	—	—	24,441
HUD mortgages assumed December 2011(1)	2044	3.06%	56,204	57,416
HUD mortgages assumed December 2012	—	—	—	35,358
			236,204	237,880
Premium – net			—	13,574
Total secured borrowings			236,204	251,454

Unsecured borrowings:
Revolving line of credit	2018	1.72%	230,000	85,000
Tranche A-1 term loan	2019	1.92%	200,000	200,000
Tranche A-2 term loan	2017	1.77%	200,000	—
Omega OP term loan	2017	1.77%	100,000	—
2015 term loan	2022	2.14%	250,000	—
			980,000	285,000

2020 notes	—	—	—	200,000
2022 notes	—	—	—	575,000
2024 notes	2024	5.875%	400,000	400,000
2024 notes	2024	4.95%	400,000	400,000
2025 notes	2025	4.50%	250,000	250,000
2026 notes	2026	5.25%	600,000	—
2027 notes	2027	4.50%	700,000	—
Subordinated debt	2021	9.00%	20,000	20,000
			2,370,000	1,845,000
Discount - net			(17,118)	(2,951)
Total unsecured borrowings			3,332,882	2,127,049
Total – net			$3,569,086	$2,378,503
(1)	Reflects the weighted average annual contractual interest rate on the mortgages at December 31, 2015 excluding a third-party administration fee of approximately 0.5%. Secured by real estate assets with a net carrying value of $95.4 million.

Schedule of principal payments, excluding the premium/discount and the aggregate due thereafter
The required principal payments, excluding the premium or discount on our secured and unsecured borrowings, for each of the five years following December 31, 2015 and the aggregate due thereafter are set forth below:
	(in thousands)
2016		$1,249
2017		301,288
2018		231,328
2019		381,370
2020		1,412
Thereafter		2,669,557
Totals		$3,586,204

Schedule of refinancing related costs
 The following summarizes the refinancing related costs:
	Year Ended December 31,
	2015	2014	2013
	(in thousands)

Write off of deferred financing cost and unamortized premiums due to refinancing (1) (2)(3)	$(7,134)	$1,180	$(11,278)
Prepayment and other costs associated with refinancing (4)	35,971	1,861	166
Total debt extinguishment costs (gain)	$28,837	$3,041	$(11,112)

(1)	In 2015, we recorded: (a) $4.2 million of write-offs of unamortized deferred financing costs and discount associated with the early redemption of our 2020 Notes, (b) $1.9 million in net write-offs associated with unamortized deferred financing costs and original issuance premiums/discounts associated with the early redemption of our 2022 Notes, offset by (c) $13.2 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in March, April and December 2015.
(2)	In 2014, we recorded: (a) $2.6 million write-off of deferred financing costs associated with the termination of the 2012 Credit Facilities, (b) $2.0 million write-off of deferred financing costs associated with the termination of our 2013 Term Loan Facility offset by (c) $3.5 million gain related to the early extinguishment of debt from the write off of unamortized premium on the HUD debt paid off in September and December 2014.

(3)	In 2013, we recorded an $11.3 million interest refinancing gain associated with the write-off of the unamortized premium for debt assumed on 11 HUD mortgage loans that we paid off in May 2013.

(4)	In 2015, we made: (a) $7.5 million of prepayment penalties associated with the early redemption of our 2020 Notes, (b) $19.4 million of prepayment penalties associated with the early redemption of our 2022 Notes and (c) $9.1 million of prepayment penalties associated with 24 HUD mortgage loans that we paid off in March, April and December 2015. In 2014, we made prepayment penalties of $1.9 million associated with five HUD mortgage loans that we paid off in September and October 2014. In 2013, we made prepayment penalties of $0.2 million associated with 11 HUD mortgage loans that we paid off in May 2013.